Benefit Plans and Stock-Based Compensation - Additional Information (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2018 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity cash-out payment, option	(60,000)
Former Senior Executive [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity cash-out payment | $	$ 42,000
Omnibus LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity cash-out payment, option	25,000,000
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity cash-out payment, option	35,000,000